LVIP Delaware Bond Fund Supplement Dated October 1, 2014 to the Prospectus and Summary Prospectus (dated May 1, 2014), and the Statement of Additional Information (dated May 1, 2014)

This Supplement updates certain information in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP Delaware Bond Fund (the “Fund”):

Effective October 1, 2014, Christopher Testa has been appointed co-portfolio manager of the Fund.

The following replaces similar text under “Investment Adviser and Sub-Adviser” in the Fund’s summary prospectus and statutory prospectus:

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Delaware Investments Fund Advisers

Portfolio Managers	Company Title	Experience w/Fund
Thomas H. Chow	Senior Vice President and Chief Investment Officer – Corporate Credit	Since May 2007
Roger A. Early	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	Since May 2007
Paul Grillo	Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy	Since April 2008
J. David Hillmeyer	Vice President and Senior Portfolio Manager	Since April 2013
Christopher Testa	Senior Vice President and Senior Portfolio Manager	Since October 2014

The following replaces the first sentence under “Portfolio Managers” in the Fund’s statutory prospectus:

Thomas H. Chow, Roger A. Early, Paul Grillo, J. David Hillmeyer and Christopher Testa have primary responsibility for the Fund’s day-to-day portfolio management.

The following biographical information is added to the Fund’s statutory prospectus under “Portfolio Managers”:

Christopher M. Testa, CFA, is a Senior Vice President and Senior Portfolio Manager and joined DMC in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He helps manage both investment grade and high yield corporate credit. Prior to joining the firm, Mr. Testa was a portfolio manager focusing on high yield credit with S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. From 2001 to 2009, he was head of U.S. credit at Drake Management. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania. He is a Chartered Financial Analyst ® (CFA) Charterholder.